Intangible Assets - Schedule of Estimated Future Amortization (Details) (Lazy Days' R.V. Center, Inc.) - Lazydays' RV Center Inc [Member] $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 746
2019	746
2020	746
2021	746
2022	746
Thereafter	4,132
Total	$ 7,862